Commitments,Guarantees and Contingencies - Additional Information (Detail) S/ in Thousands, $ in Thousands	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Commitments Guarantees And Contingencies [Line Items]
Commitments	S/ 0		S/ 0	S/ 0
Guarantee cover on financial loan	250,628
Guarantee trust	45,322		50,788	41,713
Guarantee pledge	10,452		11,713	9,620
Leasing guarantee	S/ 47,180		49,109
Percentage of issuance of senior notes	10.00%	10.00%
Issuance of senior notes | $		$ 310,837
Subsidiaries engage as co-debtor and guarantors | $		$ 550,000
Contingencies liabilities	S/ 46,464		41,143	35,936
Mexican [Member]
Commitments Guarantees And Contingencies [Line Items]
Percentage of shares	99.99%	99.99%
Oncomedica S.A [Member]
Commitments Guarantees And Contingencies [Line Items]
Percentage of shares	70.00%	70.00%
MX
Commitments Guarantees And Contingencies [Line Items]
Mortgage	S/ 3,199,400		3,152,650
Scotiabank Per S A A [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	113,000		113,000	113,000
Mortgage	21,195		20,886	21,477
Banco Interamericano De Finanzas [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	39,522		39,872	41,000
Banco Interbank [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	9,410			9,535
Banco De Credito Del Peru [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	31,056		27,336	14,303
Citibank [Member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee cover on financial loan	57,640			57,901
Financial guarantee contracts [member]
Commitments Guarantees And Contingencies [Line Items]
Guarantee given in favor of third party	S/ 20,979		S/ 16,166	S/ 109,467